Income taxes - Reconciliation of statutory tax rate to effective tax rate (Details) - USD ($)		7 Months Ended	12 Months Ended				63 Months Ended
	Jan. 01, 2022	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2028
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Income/(loss) before tax				$ 78,604,000,000	$ 31,583,000,000	$ (4,259,000,000)
Calculated income tax at statutory rate				(18,168,000,000)	(7,053,000,000)	1,445,000,000
Calculated Norwegian Petroleum tax				(36,952,000,000)	(17,619,000,000)	(2,126,000,000)
Tax effect uplift				259,000,000	914,000,000	1,006,000,000
Tax effect of permanent differences regarding divestments				417,000,000	90,000,000	(9,000,000)
Tax effect of permanent differences caused by functional currency different from tax currency				145,000,000	150,000,000	(198,000,000)
Tax effect of other permanent differences				403,000,000	228,000,000	450,000,000
Recognition of previously unrecognised deferred tax assets				4,401,000,000	126,000,000	130,000,000
Change in unrecognised deferred tax assets				(34,000,000)	619,000,000	(1,685,000,000)
Change in tax regulations				0	4,000,000	(12,000,000)
Prior period adjustments				(3,000,000)	(88,000,000)	408,000,000
Other items including currency effects				(327,000,000)	(378,000,000)	(647,000,000)
Income tax expense				$ (49,861,000,000)	$ (23,007,000,000)	$ (1,237,000,000)
Effective tax rate				63.40%	72.80%	(29.00%)
Corporate tax rate				23.10%	22.30%	33.90%
Commodity price sensitivity [member]
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Percentage of reasonably possible change, market risk				30.00%	30.00%
Norway [member]
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Corporate tax rate	22.00%			22.00%
Petroleum tax rate	56.00%			71.80%
Unrecognised uplift credits		$ 0		$ 0	$ 272,000,000
Uplift rate, for investments subject to transitional rules				17.69%	24.00%
Uplift rate				5.20%
Uplift rate, new investments, next fiscal year				12.40%
US [member]
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Recognition of previously unrecognised deferred tax assets				$ 2,738,000,000
Percentage recognition of previously unrecognised deferred tax assets				90.00%
US [member] | Forecast [member]
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Corporate minimum tax on Book Earnings (BMT)			15.00%
UK [member]
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
EPL a new temporary tax rate		25.00%
EPL deductible uplift tax rate				80.00%
UK [member] | Forecast [member]
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
EPL a new temporary tax rate							35.00%
EPL deductible uplift tax rate			29.00%
Minimum [member] | Commodity price sensitivity [member]
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Percentage of reasonably possible change, market risk				(30.00%)	(30.00%)
Maximum [member] | Commodity price sensitivity [member]
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Percentage of reasonably possible change, market risk				30.00%	30.00%